Investment Portfolio - January 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 96.6%

Communication Services - 6.9%
Diversified Telecommunication Services - 1.7%
Internet Initiative Japan, Inc. (Japan)	498,400	$9,664,681
Entertainment - 0.8%
CTS Eventim AG & Co. KGaA (Germany)	67,016	4,535,454
Interactive Media & Services - 4.4%
Auto Trader Group plc (United Kingdom)[1]	630,043	5,796,321
CAR Group Ltd. (Australia)	213,732	4,589,107
Rightmove plc (United Kingdom)	1,089,227	7,708,648
Scout24 SE (Germany)[1]	65,995	4,859,231
VTEX - Class A (Brazil)*	128,204	1,044,863
		23,998,170
Total Communication Services		38,198,305
Consumer Discretionary - 12.6%
Automobile Components - 0.8%
Nifco, Inc. (Japan)	168,400	4,370,107
Broadline Retail - 0.9%
B&M European Value Retail S.A. (United Kingdom)	730,169	4,785,324
Hotels, Restaurants & Leisure - 6.5%
Alsea S.A.B. de C.V. (Mexico)*	1,452,907	5,700,538
Domino's Pizza Group plc (United Kingdom)	979,411	4,325,304
Indian Hotels Co. Ltd. (India)	2,116,188	12,548,611
SSP Group plc (United Kingdom)*	1,030,728	2,933,429
Trainline plc (United Kingdom)*1	892,966	3,738,991
Whitbread plc (United Kingdom)	146,281	6,630,619
		35,877,492
Household Durables - 0.9%
Nikon Corp. (Japan)	481,800	4,917,027
Specialty Retail - 0.9%
JUMBO S.A. (Greece)	183,488	5,155,683
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli S.p.A. (Italy)	79,690	7,900,219
Eclat Textile Co. Ltd. (Taiwan)	167,000	2,914,697
HUGO BOSS AG (Germany)	51,884	3,240,397
		14,055,313
Total Consumer Discretionary		69,160,946
Consumer Staples - 6.2%
Beverages - 2.5%
Varun Beverages Ltd. (India)	884,015	13,637,245
Consumer Staples Distribution & Retail - 0.7%
Sumber Alfaria Trijaya Tbk PT (Indonesia)	23,988,784	4,026,142
Food Products - 2.0%
Gruma S.A.B. de C.V. - Class B (Mexico)	202,963	3,797,117
Kotobuki Spirits Co. Ltd. (Japan)	172,900	2,326,307

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Morinaga & Co. Ltd. (Japan)	241,600	$4,611,145
		10,734,569
Personal Care Products - 1.0%
Rohto Pharmaceutical Co. Ltd. (Japan)	272,200	5,569,657
Total Consumer Staples		33,967,613
Energy - 3.6%
Energy Equipment & Services - 2.2%
Aker Solutions ASA (Norway)	2,337,602	8,670,217
Technip Energies N.V. (France)	152,661	3,160,171
		11,830,388
Oil, Gas & Consumable Fuels - 1.4%
Gaztransport Et Technigaz S.A. (France)	54,914	7,698,812
Total Energy		19,529,200
Financials - 7.8%
Banks - 1.7%
Fukuoka Financial Group, Inc. (Japan)	248,400	6,104,999
Ringkjoebing Landbobank A/S (Denmark)	19,707	3,176,252
		9,281,251
Capital Markets - 3.2%
Euronext N.V. (Netherlands)[1]..	84,146	7,401,243
Intermediate Capital Group plc (United Kingdom)	253,483	5,714,803
Nordnet AB publ (Sweden)	275,496	4,335,081
		17,451,127
Consumer Finance - 1.2%
CreditAccess Grameen Ltd. (India)*	348,742	6,693,051
Financial Services - 0.5%
GMO Payment Gateway, Inc. (Japan)	46,300	2,793,665
Insurance - 1.2%
Steadfast Group Ltd. (Australia)	1,249,998	4,836,710
Topdanmark AS (Denmark)	44,091	1,955,362
		6,792,072
Total Financials		43,011,166
Health Care - 5.5%
Biotechnology - 0.8%
BioGaia AB - Class B (Sweden)	416,779	4,509,551
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd. (Japan)	366,900	6,971,431
Xvivo Perfusion AB (Sweden)*	64,722	1,798,641
		8,770,072
Health Care Providers & Services - 1.7%
Amvis Holdings, Inc. (Japan).	206,086	3,796,731
Max Healthcare Institute Ltd. (India)	564,802	5,311,497
		9,108,228

Investment Portfolio - January 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Technology - 1.0%
Pro Medicus Ltd. (Australia)	86,696	$5,711,451
Pharmaceuticals - 0.4%
Kalbe Farma Tbk PT (Indonesia)	23,347,400	2,234,426
Total Health Care		30,333,728
Industrials - 28.2%
Aerospace & Defense - 6.6%
Babcock International Group plc (United Kingdom)	1,255,776	7,177,068
CAE, Inc. (Canada)*	412,762	8,264,758
Rheinmetall AG (Germany)	31,973	11,196,012
Saab AB - Class B (Sweden)	147,015	9,466,435
		36,104,273
Commercial Services & Supplies - 4.3%
Daiei Kankyo Co. Ltd. (Japan)	272,600	4,637,565
Element Fleet Management Corp. (Canada)	529,749	8,936,522
ISS A/S (Denmark)	218,942	4,142,819
Park24 Co. Ltd. (Japan)*	441,200	5,765,068
		23,481,974
Construction & Engineering - 2.7%
Fugro N.V. (Netherlands)*	532,641	9,834,062
Worley Ltd. (Australia)	555,618	5,335,888
		15,169,950
Electrical Equipment - 0.7%
Voltronic Power Technology Corp. (Taiwan)	89,498	3,827,187
Ground Transportation - 1.9%
TFI International, Inc. (Canada)	78,234	10,281,651
Machinery - 3.1%
Aalberts N.V. (Netherlands)	59,867	2,380,810
ATS Corp. (Canada)*	100,906	4,316,341
Daifuku Co. Ltd. (Japan)	250,600	4,941,831
Takeuchi Manufacturing Co. Ltd. (Japan)	102,200	3,493,989
Trelleborg AB - Class B (Sweden)	68,358	2,080,626
		17,213,597
Professional Services - 2.7%
ALS Ltd. (Australia)	642,723	5,280,634
SMS Co. Ltd. (Japan)	147,700	2,667,481
TechnoPro Holdings, Inc. (Japan)	290,500	6,697,429
		14,645,544
Trading Companies & Distributors - 5.4%
Ashtead Technology Holdings plc (United Kingdom)	284,572	2,380,211
Diploma plc (United Kingdom)	101,278	4,174,854
Howden Joinery Group plc (United Kingdom)	729,325	7,385,793
Sojitz Corp. (Japan)	382,700	9,032,265

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Toromont Industries Ltd. (Canada)	78,073	$6,838,392
		29,811,515
Transportation Infrastructure - 0.8%
Japan Airport Terminal Co. Ltd. (Japan)	107,100	4,253,257
Total Industrials		154,788,948
Information Technology - 18.0%
Electronic Equipment, Instruments & Components - 4.0%
E Ink Holdings, Inc. (Taiwan)	478,000	3,169,957
Halma plc (United Kingdom)	196,955	5,451,537
Kaynes Technology India Ltd. (India)*	99,982	3,423,579
Oxford Instruments plc (United Kingdom)	129,744	3,650,225
Sinbon Electronics Co. Ltd. (Taiwan)	726,000	5,977,202
		21,672,500
IT Services - 3.8%
Alten S.A. (France)	45,473	7,031,045
Megaport Ltd. (Australia)*..	498,206	4,068,454
Netcompany Group A/S (Denmark)*1	68,254	2,722,545
Sopra Steria Group (France)	31,056	7,284,312
		21,106,356
Semiconductors & Semiconductor Equipment - 5.5%
AIXTRON SE (Germany)	123,467	4,595,222
ASPEED Technology, Inc. (Taiwan)	39,000	3,830,569
BE Semiconductor Industries N.V. (Netherlands)	34,846	5,236,598
eMemory Technology, Inc. (Taiwan)	94,000	8,383,814
HPSP Co. Ltd. (South Korea)*	92,453	3,099,016
Socionext, Inc. (Japan)	109,900	2,562,691
SOITEC (France)*	17,229	2,490,092
		30,198,002
Software - 3.9%
The Descartes Systems Group, Inc. (Canada)*	75,310	6,594,141
Fortnox AB (Sweden)	442,908	2,441,880
Kinaxis, Inc. (Canada)*	40,904	4,981,073
KPIT Technologies Ltd. (India)	157,313	2,937,935
Technology One Ltd. (Australia)	433,293	4,427,038
		21,382,067
Technology Hardware, Storage & Peripherals - 0.8%
Gigabyte Technology Co. Ltd. (Taiwan)	467,000	4,621,239
Total Information Technology		98,980,164
Materials - 1.9%
Chemicals - 0.4%
Kaneka Corp. (Japan)	89,500	2,176,410
Construction Materials - 0.6%
Wienerberger AG (Austria)	94,727	3,210,107

Investment Portfolio - January 31, 2024

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 0.9%
APL Apollo Tubes Ltd. (India)	290,949	$5,273,054
Total Materials		10,659,571
Real Estate - 3.5%
Hotel & Resort REITs - 0.9%
Japan Hotel REIT Investment Corp. (Japan)	9,278	4,767,950
Real Estate Management & Development - 2.6%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	2,342,300	8,900,236
The Phoenix Mills Ltd. (India)	185,498	5,426,927
		14,327,163
Total Real Estate		19,095,113

	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
ERG S.p.A. (Italy)	118,621	$3,478,266
NHPC Ltd. (India)	8,694,882	9,530,951
Total Utilities		13,009,217
TOTAL COMMON STOCKS
(Identified Cost $430,999,467)		530,733,971

SHORT-TERM INVESTMENT - 4.3%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[2]
(Identified Cost $23,636,199)	23,636,199	23,636,199

TOTAL INVESTMENTS - 100.9%		554,370,170
(Identified Cost $454,635,666)
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(4,732,324)
NET ASSETS - 100%		$549,637,846

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $24,518,331, which represented 4.5% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 18.6%, United Kingdom - 13.1% and India - 11.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

Investment Portfolio - January 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$38,198,305	$1,044,863	$37,153,442	$—
Consumer Discretionary	69,160,946	5,700,538	63,460,408	—
Consumer Staples	33,967,613	3,797,117	30,170,496	—
Energy	19,529,200	—	19,529,200	—
Financials	43,011,166	—	43,011,166	—
Health Care	30,333,728	—	30,333,728	—
Industrials	154,788,948	38,637,664	116,151,284	—
Information Technology	98,980,164	14,137,905	84,842,259	—
Materials	10,659,571	—	10,659,571	—
Real Estate	19,095,113	8,900,236	10,194,877	—
Utilities	13,009,217	—	13,009,217	—
Short-Term Investment	23,636,199	23,636,199	—	—
Total assets	$554,370,170	$95,854,522	$458,515,648	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or January 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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